Revision of Financial Statements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Jan. 01, 2011	Dec. 31, 2013
Adjusted Earnings Before Interest Taxes Depreciation And Amortization And Other Non Cash Items [Abstract]
Overstated deferred tax assets		$ 143
Overstated stockpiles and ore on leach pads, gross		21
Overstated stockpiles and ore on leach pads, net of tax		14
Adjustment to the opening balances of Newmont stockholders equity	$ 36